Restatement - Balance Sheet Restatement Adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 67,322	$ 8,611	$ 15,275	$ 20,467	$ 14,421
Accounts receivable, net	1,416	930	609	636	688
Prepaid expenses and other current assets (Note 8)	17,518	12,577	10,976	5,088	6,053
Total current assets	131,867	22,118	26,860	26,191	21,162
Property and equipment, net	651	603	485	387	320
Intangible assets, net (Note 10)	9,489	9,917	10,297	10,407	10,946
Total assets	142,007	32,638	37,642	36,985	32,428
Current liabilities:
Accounts payable	15,433	7,282	4,808	6,355	4,890
Accrued expenses and other current liabilities	21,089	20,957	14,754	7,894	9,891
Advanced Subscription Agreement	0		12,814	9,474	8,120
Debt to related parties	0	34	177	10,141	10,129
Total current liabilities	36,804	28,273	32,553	33,864	33,030
Non-current liabilities:
Convertible loan notes	0	8,809	7,894	6,937	6,130
Derivative liability	0	92,262	97,808	126,063	39,780
Long term debt, net of unamortized debt discount and debt issuance costs	33,705	26,313	17,113		0
Other non-current liabilities	0				84
Total liabilities	94,313	155,657	155,368	166,864	79,024
Commitments and contingencies (Note 22)
Shareholders’ equity (deficit): (Note 17)
Ordinary Shares	94				36
Additional paid in capital					105,717
Additional paid in capital	415,304	149,758	137,006	125,362	105,835
Accumulated deficit	(369,951)	(275,147)	(254,276)	(254,530)	(152,173)
Accumulated other comprehensive income (loss)	2,247	2,211	(610)	(865)	(294)
Total shareholders’ equity (deficit)	47,694	(123,019)	(117,726)	(129,879)	(46,596)	$ 3,830
Total liabilities and shareholders’ equity (deficit)	$ 142,007	32,638	37,642	36,985	32,428
Ordinary Shares
Shareholders’ equity (deficit): (Note 17)
Ordinary Shares		89	87	87	87
B Ordinary Shares
Shareholders’ equity (deficit): (Note 17)
Ordinary Shares		70	67	67	67
Reported
Current assets:
Cash		8,611	15,275	20,467	14,421
Accounts receivable, net		930	609	636	688
Prepaid expenses and other current assets (Note 8)		12,577	10,976	5,088	6,053
Total current assets		22,118	26,860	26,191	21,162
Property and equipment, net		603	485	387	320
Intangible assets, net (Note 10)		9,917	10,297	10,407	10,946
Total assets		32,638	37,642	36,985	32,428
Current liabilities:
Accounts payable		7,282	4,808	6,355	4,890
Accrued expenses and other current liabilities		20,957	14,754	7,894	9,891
Advanced Subscription Agreement			14,914	9,227	8,098
Debt to related parties		34	177	10,141	10,129
Total current liabilities		28,273	34,653	33,617	33,008
Non-current liabilities:
Convertible loan notes		8,809	7,894	6,937	6,130
Derivative liability		126,927	128,357	101,003	34,982
Long term debt, net of unamortized debt discount and debt issuance costs		26,313	17,113
Other non-current liabilities					84
Total liabilities		190,322	188,017	141,557	74,204
Shareholders’ equity (deficit): (Note 17)
Additional paid in capital					104,799
Additional paid in capital		146,768	132,023	121,760
Accumulated deficit		(308,678)	(283,028)	(226,203)	(146,770)
Accumulated other comprehensive income (loss)		4,067	476	(283)	41
Total shareholders’ equity (deficit)		(157,684)	(150,375)	(104,572)	(41,776)	3,830
Total liabilities and shareholders’ equity (deficit)		32,638	37,642	36,985	32,428
Reported | Ordinary Shares
Shareholders’ equity (deficit): (Note 17)
Ordinary Shares		89	87	87	87
Reported | B Ordinary Shares
Shareholders’ equity (deficit): (Note 17)
Ordinary Shares		70	67	67	67
Adjustment
Current assets:
Cash		0	0	0	0
Accounts receivable, net		0	0	0	0
Prepaid expenses and other current assets (Note 8)		0	0	0	0
Total current assets		0	0	0	0
Property and equipment, net		0	0	0	0
Intangible assets, net (Note 10)		0	0	0	0
Total assets		0	0	0	0
Current liabilities:
Accounts payable		0	0	0	0
Accrued expenses and other current liabilities		0	0	0	0
Advanced Subscription Agreement			(2,100)	247	22
Debt to related parties		0	0	0	0
Total current liabilities		0	(2,100)	247	22
Non-current liabilities:
Convertible loan notes		0	0	0	0
Derivative liability		(34,665)	(30,549)	25,060	4,798
Long term debt, net of unamortized debt discount and debt issuance costs		0	0
Other non-current liabilities					0
Total liabilities		(34,665)	(32,649)	25,307	4,820
Shareholders’ equity (deficit): (Note 17)
Additional paid in capital					918
Additional paid in capital		2,990	4,983	3,602	900
Accumulated deficit		33,531	28,752	(28,327)	(5,403)
Accumulated other comprehensive income (loss)		(1,856)	(1,086)	(582)	(335)
Total shareholders’ equity (deficit)		34,665	32,649	(25,307)	(4,820)	$ 0
Total liabilities and shareholders’ equity (deficit)		0	0	0	0
Adjustment | Ordinary Shares
Shareholders’ equity (deficit): (Note 17)
Ordinary Shares		0	0	0	0
Adjustment | B Ordinary Shares
Shareholders’ equity (deficit): (Note 17)
Ordinary Shares		$ 0	$ 0	$ 0	$ 0